LEASES - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
LEASES
Current portion of lease liabilities	$ 19.7	$ 28.4
Long-term lease liabilities	35.1	46.3
Total lease liabilities	$ 54.8	$ 74.7